3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Andrew C. Maher

direct dial: (215) 981-4346

mahera@pepperlaw.com

May 7, 2010

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Rivus Bond Fund

1933 Act Filing No. 333-165590

Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares for Rivus Bond Fund (the “Registrant”), pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies the following on behalf of the Registrant pursuant to Rule 497(j) under the 1933 Act:

1.             that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 3 to the Registrant’s registration statement filed on Form N-14 under the 1933 Act (the “Amendment”) filed on May 3, 2010; and

2.             that the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 3, 2010 as part of Pre-Effective Amendment No. 3 under the 1933 Act to the Registrant’s registration statement on Form N-14.

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Please contact John M. Ford, Esq. at (215) 981-4009 or the undersigned at (215) 981-4346 to discuss any questions or comments.

Very truly yours,

/s/ Andrew C. Maher

Andrew C. Maher

cc:	Mr. Clifford D. Corso, President of the Registrant John M. Ford, Esq.